Banking Issuances (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Deposits	R$ 24,089,234	R$ 16,188,440	R$ 11,995,288
Current deposits from customers	12,677,098	11,365,373
Non-current deposits from customers	R$ 11,412,136	R$ 4,823,067
Basis of interest rate risk exposure to CDI (percent)	108.00%	117.00%
Not later than one month [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Deposits	R$ 4,289,493	R$ 1,621,234
Due within 31 to 120 days
Disclosure of maturity analysis for derivative financial liabilities [line items]
Deposits	5,258,608	6,087,472
Due within 121 to 180 days
Disclosure of maturity analysis for derivative financial liabilities [line items]
Deposits	763,642	2,513,783
Later than six months and not later than one year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Deposits	2,365,355	1,142,884
Later than one year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Deposits	11,412,136	4,823,067
Certificate of Deposit
Disclosure of maturity analysis for derivative financial liabilities [line items]
Deposits	R$ 17,038,525	R$ 13,062,034
Basis of interest rate risk exposure to CDI (percent)	109.00%	110.00%
Interbank deposits
Disclosure of maturity analysis for derivative financial liabilities [line items]
Deposits	R$ 7,050,709	R$ 3,126,406
Basis of interest rate risk exposure to CDI (percent)	110.00%	111.00%